Income tax expense - Net deferred tax (assets)/liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Deferred tax assets and liabilities [abstract]
Deferred tax asset	₨ (58,635)	$ (901)	₨ (77,582)
Deferred tax liability	43,340	666	24,015
Net deferred tax (asset)/ liability	₨ (15,295)	$ (234)	₨ (53,567)	₨ (52,269)	₨ 79,325